Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of amounts recognized in the balance sheet

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
- Properties	120,941	144,001

Lease liabilities (Note 27)
- Non current	48,115	97,473
- Current	86,104	57,417
	134,219	154,890

Schedule of amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	86,688	97,924	88,974
Interest expenses (included in finance cost)	10,785	7,736	5,803
	97,473	105,660	94,777